                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: June 30, 2005
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
CAPITAL
DEVELOPMENT
FUND

176th Quarterly Report
June 30, 2005

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Capital Development Fund increased 0.3% during the second quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 1.4%. For the first six months of the year, CGM Capital Development Fund increased 9.2% while the unmanaged S&P 500 Index declined -0.8%.

The U.S. economy is chugging along with real Gross Domestic Product for the first quarter of 2005 clocked at a healthy 3.8% annual rate and we expect second quarter GDP numbers will come in at nearly the same level. Auto and retail sales picked up in June, homebuilding remains strong, inflation is modest and corporate profits are generally increasing.

One year ago, the Federal Reserve Board began raising short-term interest rates. One of the major concerns at the time was how much inflation would accompany the anticipated U.S. economic expansion and what that would mean for long-term interest rates, particularly if the price of crude oil were to rise significantly. Over the months, we learned the answer: not very much, at least for the moment. The Fed raised rates nine times over the last year, the price of crude oil per barrel jumped from $35 to $58 and yet, inflation rose only a modest 2.8% as measured by the Consumer Price Index and the yield on the ten-year government bond actually declined from 4.7% on June 30, 2004 to 3.9% on June 30, 2005. Nonetheless, the Fed has stated its intent to continue with a "measured pace" of rate increases and, at its last meeting on June 30, raised the Federal Funds rate one quarter of one percent to 3 1/4% while leaving open the door to future increases.

Despite increasing productivity, rising corporate profits, modest inflation and declining long-term interest rates--a near perfect set of market conditions--common stock prices as measured by the S&P 500 Index rose only 6% from June 30, 2004 to June 30, 2005. We believe that equities are getting cheaper, but they are descending from lofty peaks and so far, aren't cheap enough to generate much enthusiasm.

The question today is will a price tag of $58 or more for crude oil slow economic growth going forward or will it be the source of much higher inflation? The answer may be "both" and that possibility could well be what is inhibiting equity prices. In years past, this phenomenon was termed "stagflation." Some pundits do foresee a slowdown triggered by high oil prices, lethargic foreign economies and a strengthening US dollar. We see no evidence to support this outlook, but are nonetheless mindful of the history lesson. For the moment, we believe the U.S. economy is leaning toward continued expansion.

At the end of the second quarter of 2005, CGM Capital Development Fund was heavily invested in a variety of energy securities and held important positions in the energy, oil refining and metals and mining industries. The Fund's three largest company holdings were Murphy Oil Corporation, Amerada Hess Corporation and Newfield Exploration Company. Should the demand for crude oil continue to rise, we believe our oil securities will provide good returns.

                                            /s/ Robert L. Kemp

                                                Robert L. Kemp
                                                President

July 1, 2005

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2005

                                          CGM CAPITAL
                                          DEVELOPMENT     THE FUND'S AVERAGE
                                             FUND         ANNUAL TOTAL RETURN
                                          ------------    -------------------
10 Years ..............................     +159.2%              +10.0%
 5 Years ..............................     + 17.6               + 3.3
 1 Year ...............................     + 28.4               +28.4
 3 Months .............................     +  0.3                --

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

--------------------------------------------------------------------------------
See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2005
(unaudited)

COMMON STOCKS -- 98.8% OF TOTAL NET ASSETS

                                                       SHARES           VALUE(a)
                                                       ------           --------
AIRLINES -- 5.4%
 GOL Linhas Aereas Inteligentes S.A. ADR(b) ......    760,700      $ 22,866,642
                                                                   ------------

BASIC MATERIALS -- 2.7%
 Florida Rock Industries, Inc. ...................    155,000        11,369,250
                                                                   ------------

CHEMICALS -- 2.7%
 Olin Corporation ................................    615,000        11,217,600
                                                                   ------------

ELECTRONIC COMPONENTS -- 6.5%
 Hutchinson Technology, Incorporated(c) ..........    350,000        13,478,500
 Komag, Incorporated(c) ..........................    490,000        13,901,300
                                                                   ------------
                                                                     27,379,800
                                                                   ------------
HEALTH CARE SERVICES -- 3.9%
 LifePoint Hospitals, Inc.(c) ....................    330,000        16,671,600
                                                                   ------------

HOUSING AND BUILDING MATERIALS -- 4.3%
 Building Materials Holding Corporation ..........    265,000        18,361,850
                                                                   ------------

METALS AND MINING -- 10.2%
 Arch Coal, Inc. .................................    405,000        22,060,350
 Foundation Coal Holdings, Inc. ..................    807,300        20,941,362
                                                                   ------------
                                                                     43,001,712
                                                                   ------------
MISCELLANEOUS -- 5.0%
 NS Group, Inc.(c) ...............................    650,000        21,131,500
                                                                   ------------
OIL AND GAS WELL DRILLING -- 11.7%
 Grey Wolf, Inc.(c) ..............................    920,000         6,817,200
 Helmerich & Payne, Inc. .........................    460,000        21,583,200
 Patterson-UTI Energy, Inc. ......................    750,000        20,872,500
                                                                   ------------
                                                                     49,272,900
                                                                   ------------
OIL - INDEPENDENT PRODUCTION -- 10.9%
 Berry Petroleum Company .........................    425,000        22,474,000
 Newfield Exploration Company(c) .................    588,000        23,455,320
                                                                   ------------
                                                                     45,929,320
                                                                   ------------
OIL REFINING -- 17.2%
 Amerada Hess Corporation ........................    231,000        24,603,810
 Murphy Oil Corporation ..........................    504,000        26,323,920
 Tesoro Petroleum Corporation ....................    465,000        21,631,800
                                                                   ------------
                                                                     72,559,530
                                                                   ------------
OIL - SERVICE -- 1.7%
 Cal Dive International, Inc.(c) .................    135,000         7,069,950
                                                                   ------------

RETAIL -- 9.3%
 Jos. A Bank Clothiers, Inc.(c) ..................    450,000        19,485,000
 Men's Wearhouse, Inc.(c) ........................    572,500        19,711,175
                                                                   ------------
                                                                     39,196,175
                                                                   ------------
TEXTILE AND APPAREL -- 7.3%
 Hartmarx Corporation(c) .........................  1,208,800        12,172,616
 The Timberland Company(c) .......................    482,000        18,663,040
                                                                   ------------
                                                                     30,835,656
                                                                   ------------

TOTAL COMMON STOCKS (Identified Cost $367,746,281) ..........       416,863,485
                                                                   ------------

SHORT-TERM INVESTMENT -- 0.9% OF TOTAL NET ASSETS

                                                       FACE
                                                      AMOUNT
                                                      ------
 American Express Credit Corporation, 3.2%,
   7/01/05 (Cost $3,845,000) .....................  $3,845,000        3,845,000
                                                                   ------------

TOTAL INVESTMENTS -- 99.7% (Identified Cost $371,591,281)(d) ...    420,708,485
  Cash and receivables .........................................      7,133,571
  Liabilities ..................................................     (5,905,625)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% .....................................   $421,936,431
                                                                   ============

(a) See Note 1A.

(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(c) Non-income producing security.

(d) Federal Tax Information: At June 30, 2005 the net unrealized appreciation on investments based on cost of $371,664,543 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .......   $ 51,023,046
    Aggregate gross unrealized depreciation for all investments in
      which there is an excess of tax cost over value ..........     (1,979,104)
                                                                   ------------
                                                                   $ 49,043,942
                                                                   ============
                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

ASSETS
 Investments at value (Identified cost --
   $371,591,281) ...............................................   $420,708,485
 Cash ..........................................................            478
 Receivable for:
  Securities sold ..................................  $6,469,901
  Shares of the Fund sold ..........................          50
  Dividends and interest ...........................     663,142      7,133,093
                                                      ----------   ------------
                                                                    427,842,056
                                                                   ------------
LIABILITIES
 Payable for:
  Securities purchased .............................   4,900,868
  Shares of the Fund redeemed ......................     503,009
  Tax withholding liability ........................      95,445      5,499,322
                                                      ----------

 Accrued expenses:
  Management fees ..................................     345,815
  Trustees' fees ...................................      15,388
  Accounting, Administration and Compliance fees ...       7,392
  Transfer agent fees ..............................      10,730
  Other expenses ...................................      26,978        406,303
                                                      ----------   ------------
                                                                      5,905,625
                                                                   ------------
NET ASSETS .........................................               $421,936,431
                                                                   ============
 Net Assets consist of:
  Capital paid-in ..................................               $322,379,080
  Undistributed net investment loss ................                   (567,473)
  Accumulated net realized gain on investments
    and foreign currency ...........................                 51,007,620
  Unrealized appreciation on investments -- net ....                 49,117,204
                                                                   ------------
NET ASSETS .........................................               $421,936,431
                                                                   ============
 Shares of beneficial interest outstanding,
   no par value ....................................                13,855,263
                                                                   ============
 Net asset value per share* ........................               $      30.45
                                                                   ============
* Shares of the Fund are sold and redeemed at net asset value
  ($421,936,431 / 13,855,263).

                        See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2005
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax
   of $101,950) ............................................  $  1,715,933
  Interest .................................................        30,703
                                                              ------------
                                                                 1,746,636
                                                              ------------
 Expenses
  Management fees ..........................................     2,057,794
  Trustees' fees ...........................................        30,359
  Accounting, Administration and
    Compliance .............................................        44,351
  Custodian ................................................        46,570
  Transfer agent ...........................................        56,905
  Audit and tax services ...................................        15,125
  Legal ....................................................        35,807
  Printing .................................................        12,604
  Registration .............................................        13,484
  Miscellaneous ............................................         1,110
                                                              ------------
                                                                 2,314,109
                                                              ------------
 Net investment loss .......................................      (567,473)
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 Net realized gain on investments and
  foreign currency transactions ............................    53,246,687
 Net unrealized depreciation ...............................   (16,379,253)
                                                              ------------
 Net gain on investments and foreign
  currency transactions ....................................    36,867,434
                                                              ------------

NET CHANGE IN ASSETS FROM OPERATIONS .......................  $ 36,299,961
                                                              ============

               See accompanying notes to financial statements.

                                             CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                    ENDED           YEAR ENDED
                                                                                JUNE 30, 2005      DECEMBER 31,
                                                                                 (UNAUDITED)           2004
                                                                              ---------------    ---------------
FROM OPERATIONS
  Net investment loss .....................................................   $      (567,473)   $      (220,850)
  Net realized gain from investments and foreign currency transactions ....        53,246,687        108,049,158
  Unrealized depreciation .................................................       (16,379,253)       (44,857,849)
                                                                              ---------------    ---------------
    Change in net assets from operations ..................................        36,299,961         62,970,459
                                                                              ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................................         1,550,214          4,782,667
  Cost of shares redeemed .................................................       (16,262,499)       (36,425,296)
                                                                              ---------------    ---------------
    Change in net assets derived from capital share transactions ..........       (14,712,285)       (31,642,629)
                                                                              ---------------    ---------------
  Total change in net assets ..............................................        21,587,676         31,327,830

NET ASSETS
  Beginning of period .....................................................       400,348,755        369,020,925
                                                                              ---------------    ---------------
  End of period (including undistributed net investment loss of
    $567,473 and $0 at June 30, 2005 and December 31, 2004, respectively) .   $   421,936,431    $   400,348,755
                                                                              ===============    ===============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................................            52,904            195,724
  Redeemed ................................................................          (551,232)        (1,477,851)
                                                                              ---------------    ---------------
  Net change ..............................................................          (498,328)        (1,282,127)
                                                                              ===============    ===============

                                    See accompanying notes to financial statements.

                                                    CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                        SIX MONTHS
                                           ENDED                                YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2005     ---------------------------------------------------------------------
                                        (UNAUDITED)        2004           2003           2002           2001           2000
                                       -------------       ----           ----           ----           ----           ----

For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning
  of period ......................      $27.89             $23.60          $15.22         $19.21         $25.12         $26.20
                                        ------             ------          ------         ------         ------         ------

Net investment income (loss) .....       (0.04)(a)          (0.01)(a)       (0.10)(a)      (0.12)(a)      (0.08)(b)       0.12(a)

Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions           2.60               4.30            8.48          (3.87)         (5.83)         (1.10)
                                        ------             ------          ------         ------         ------         ------
Total from investment operations .        2.56               4.29            8.38          (3.99)         (5.91)         (0.98)
                                        ------             ------          ------         ------         ------         ------
Dividends from net investment
  income .........................      --                 --              --             --             --              (0.10)
                                        ------             ------          ------         ------         ------         ------
Net increase (decrease) in net
  asset value ....................        2.56               4.29            8.38          (3.99)         (5.91)         (1.08)
                                        ------             ------          ------         ------         ------         ------
Net asset value at end of period .      $30.45             $27.89          $23.60         $15.22         $19.21         $25.12
                                        ======             ======          ======         ======         ======         ======
Total Return (%) .................         9.2               18.2            55.1          (20.8)         (23.5)          (3.8)

Ratios:
Operating expenses to average net
  assets (%) .....................        1.12*              1.14            1.17           1.15           1.12           1.10
Net investment income (loss) to
  average net assets (%) .........       (0.28)*            (0.06)          (0.56)         (0.67)         (0.38)          0.46
Portfolio turnover (%) ...........         230*               263             305            209            283            334
Net assets at end of period (in
  thousands) ($) .................     421,936            400,349         369,021        259,818        353,365        523,854

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.
 *  Computed on an annualized basis.

                                              See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004, there were capital loss carryovers available to offset future realized gains of $1,538,498 expiring in year 2010. During the year 2004 the Fund utilized $108,749,336 of capital loss carryovers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to net investment loss write off and foreign exchange gains/losses. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For tax purposes for the year ended December 31, 2004, there was no undistributed ordinary income or capital gains except for unrealized appreciation of $64,795,562.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $474,298,939 and $493,431,975, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2005, the Fund incurred management fees of $2,057,794 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection with the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $44,351, for the period ended June 30, 2005, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2005, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the four CGM Funds.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of the Capital Development Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              Beginning          Ending          Expenses Paid
                            Account Value     Account Value      During Period*
                               1/01/05           6/30/05       1/01/05 - 6/01/05
--------------------------------------------------------------------------------
Actual                        $1,000.00         $1,092.00            $5.81
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00         $1,019.24            $5.61
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                   CGM CAPITAL DEVELOPMENT FUND
 --------------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1979 -- JUNE 30, 2005 (UNAUDITED)
 --------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1979
 --------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                           OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
             --------------------------------------------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                                        Which Would Represent
                               ---------------------------------                             ------------------------------------

                                                                        The Value of                             A Cumulative
                The Net                                                 Your Original                               Change
              Asset Value        Per Share           Per Share           Investment              An                Expressed
    On          of Your        Capital Gains          Income               At Each             Annual           As An Index With
 December     Share Would      Distributions       Distributions          Year End           Total Return         December 31,
   31          Have Been            of                  of             Would Have Been            of              1979 = 100.0
--------------------------------------------------------------------------------------------------------------------------------

   1979         $16.20                                                                                               100.0
   1980          20.50            $ 1.65*               0.36               $ 23.15             +   42.9%             142.9
   1981          17.34              3.38                0.36                 24.19             +    4.5              149.3
   1982          24.88              2.88                0.41                 43.28             +   78.9              267.1
   1983          25.21              2.50                0.47                 50.03             +   15.6              308.8
   1984          17.28              6.15                0.11                 45.93             -    8.2              283.5
   1985          25.02              --                  0.18                 67.15             +   46.2              414.5
   1986          23.12              7.46                0.16                 86.22             +   28.4              532.2
   1987          16.56             10.09                0.14                 99.93             +   15.9              616.8
   1988          15.87              0.02                0.62                 99.63             -    0.3              614.9
   1989          18.37              --                  0.34                117.46             +   17.9              725.0
   1990          18.53              --                  0.10                119.10             +    1.4              735.2
   1991          25.80             11.07*               0.06                237.13             +   99.1             1463.8
   1992          27.43              2.68*               0.20                278.63             +   17.5             1720.0
   1993          27.71              7.51                0.07                358.60             +   28.7             2213.6
   1994          20.58              0.71                0.07                276.48             -   22.9             1706.7
   1995          27.33              1.68                0.02                390.11             +   41.1             2408.2
   1996          29.08              5.87                0.07                499.73             +   28.1             3084.9
   1997          26.96              9.08                --                  619.17             +   23.9             3822.2
   1998          24.95              4.19                0.11                671.80             +    8.5             4147.1
   1999          26.20              0.56                0.11                723.53             +    7.7             4466.4
   2000          25.12              --                  0.10                696.04             -    3.8             4296.7
   2001          19.21              --                  --                  532.47             -   23.5             3287.0
   2002          15.22              --                  --                  421.72             -   20.8             2603.3
   2003          23.60              --                  --                  654.09             +   55.1             4037.7
   2004          27.89              --                  --                  773.13             +   18.2             4772.6
2005 (6/30)      30.45              --                  --                  844.26             +    9.2             5211.7
                                  ------               -----                                   --------
  Totals                          $77.48               $4.06                                   + 5111.7
--------------------------------------------------------------------------------------------------------------------------------
* Includes $0.09, $0.02 and $0.02 per share distributed from paid-in capital.
--------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------
TELEPHONE NUMBERS

For information about:



[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on
    Form N-Q)

    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2 05                        Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2005, as set forth in 210.12-12 of Regulation S-X, is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund


By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: August 22, 2005


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: August 22, 2005